Guaranteed Minimums (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,810,666	$ 2,521,458
Net amount at risk	5,338	28,742
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	2,108,179	1,816,268
Net amount at risk	$ 1,143	$ 7,444
Weighted age (years)	64 years	63 years
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 620,716	$ 620,999
Net amount at risk	$ 3,720	$ 20,606
Weighted age (years)	66 years	66 years
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 81,771	$ 84,191
Net amount at risk	$ 475	$ 692
Weighted age (years)	77 years	76 years
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 122,907	$ 135,867
Net amount at risk	16,516	26,033
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	6,632	7,717
Net amount at risk	$ 113	$ 133
Weighted age (years)	69 years	68 years
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 116,275	$ 128,150
Net amount at risk	$ 16,403	$ 25,900
Weighted age (years)	66 years	65 years
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 456,507	$ 466,877
Net amount at risk	1,400	8,962
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	17,173	17,899
Net amount at risk	$ 5	$ 61
Weighted age (years)	70 years	70 years
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 42,606	$ 44,589
Net amount at risk	$ 12	$ 69
Weighted age (years)	65 years	64 years
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 16,187	$ 19,140
Net amount at risk	$ 37	$ 331
Weighted age (years)	65 years	64 years
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 380,541	$ 385,249
Net amount at risk	$ 1,346	$ 8,501
Weighted age (years)	65 years	64 years
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,620,114	$ 1,549,543
Net amount at risk	222,995	278,687
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 61,262	$ 61,926
Weighted age (years)	68 years	68 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 70,125	$ 72,366
Net amount at risk	$ 3,884	$ 6,887
Weighted age (years)	73 years	72 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 27,283	$ 28,562
Net amount at risk	$ 4,380	$ 6,286
Weighted age (years)	72 years	70 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,461,444	$ 1,386,689
Net amount at risk	$ 214,731	$ 265,514
Weighted age (years)	62 years	61 years